Note 17 - Other Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Supplement Information [Table Text Block]
	2023	2022

Cash payments made during the period
Income taxes	$64,647	$55,114
Interest	49,717	23,687